Borrowings	12 Months Ended
Dec. 31, 2025
Fair Value, by Balance Sheet Grouping [Table]
Borrowings
(12)	Borrowings
Borrowings at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024	2025	2024
	Balance		Weighted Average	Interest Rate
	(In thousands)
FHLB advances	$1,176,415	$1,073,564	4.17%	4.42%
Junior subordinated debentures	7,057	7,036	6.92	7.56

	$1,183,472	$1,080,600	4.19%	4.44%

At December 31, 2025 and 2024, the Company had no outstanding overnight lines of credit with the FHLB. Interest expense on overnight advances for the years ended December 31, 2025, 2024, and 2023, were $45,000, $18,000, and $923,000, respectively.
At December 31, 2025, the Bank could borrow funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on the ability to collateralize such borrowings. Members in good standing can borrow up to 50% of their asset size as long as they have qualifying collateral to support the advance and purchase of FHLB capital. Additionally, at both December 31, 2025 and 2024, the Bank had unused correspondent bank lines of credit with an aggregate overnight borrowing capacity of $150.0 million.
At December 31, 2025, FHLB advances were at fixed rates with maturities between January 2026 and November 2030 and at December 31, 2024, FHLB advances were at fixed rates with maturities between January 2025 and October 2029. At December 31, 2025 and 2024, FHLB advances were collateralized by FHLB capital stock owned by the Bank, and loans with carrying values totaling $3.2 billion and $3.6 billion, respectively. Loans securing advances consists of one-to-four
family, multifamily and commercial and home equity real estate loans. At December 31, 2025 and 2024, FHLB advances were also collateralized by securities with carrying values totaling $16.2 million and $15.4 million, respectively. Interest expense on fixed rate FHLB advances for the years ended December 31, 2025, 2024, and 2023, were $51.3 million, $70.4 million, and $61.5 million, respectively.
At December 31, 2025 and 2024, short-term FHLB advances totaling $393.7 million and $378.7 million, respectively, were designated as hedged items as part of a cash flow hedging program. See note 21 for information regarding these transactions.
Scheduled maturities of FHLB advances are summarized as follows:

Year Ended December 31, 2025
(In thousands)
One year or less	$525,726
After one year to two years	225,139
After two years to three years	180,550
After three years to four years	225,000
After four years	20,000

Total FHLB advances	$1,176,415

During 2021, the Company entered into a $30.0 million unsecured term note with a third party at a fixed interest rate of 3.35% and a maturity date of December 21, 2024. During the fourth quarter of 2023, this note was paid in full. Interest expense on the term note, for the years ended December 31, 2025, 2024, and 2023 was $0, $0, and $823,000, respectively.
During 2021, the Company also established a $30.0 million unsecured revolving credit facility with a third party at a variable rate indexed to the prime rate as published by the Wall Street Journal. During 2023, the Company utilized $1.5 million of the credit line and repaid it in full as of December 31, 2023. During the fourth quarter of 2023, this credit facility was terminated. Interest expense on the revolving credit facility for the years ended December 31, 2025, 2024 and 2023 was $0, $0, and $95,000, respectively.

At December 31, 2025 and 2024, the carrying value of junior subordinated debt balances was $7.1 million and $7.0 million, respectively. The balance outstanding at December 31, 2025 and 2024 represents debentures issued in 2003 by Stewardship Statutory Trust (the “Trust”), a statutory business trust that was acquired in the Stewardship merger. These floating rate debentures mature on September 17, 2033 and adjust quarterly at a rate of three-month SOFR plus 2.95%. At December 31, 2025 and 2024 the rate of interest was 6.92% and 7.56%, respectively. Interest expense for the years ended December 31, 2025, 2024, and 2023 was $562,000, $640,000, and $624,000, respectively.

Northfield Bancorp, Inc. [Member]
Fair Value, by Balance Sheet Grouping [Table]
Borrowings
(9)	Borrowings
Borrowings consisted of FHLB advances, floating rate advances and other interest-bearing liabilities and are summarized as follows (in thousands):

	December 31,
	2025	2024
FHLB advances (1)	$893,826	$658,472
Floating rate advances and other interest-bearing liabilities	6,390	7,930

	$900,216	$666,402

(1)	Includes a $130.0 million overnight line of credit at December 31, 2025.
All FHLB advances as of December 31, 2025, have fixed rates at rates ranging from 0.95% to 4.66%, averaging 3.85%, and are payable at stated maturities from January 2, 2026, through September 5, 2028, with a prepayment penalty. All FHLB advances as of December 31, 2024, have fixed rates at rates ranging from 0.87% to 4.66%, averaging 3.47%, and were payable at stated maturities from January 10, 2025, through July 3, 2028, with a prepayment penalty.
At December 31, 2025 and 2024, FHLB advances had contractual maturities as follows (in thousands):

December 31, 2025
FHLB Advances
2026	$558,483
2027	173,000
2028	162,343

$893,826

December 31, 2024
FHLB Advances
2025	$183,184
2026	148,000
2027	173,000
2028	154,288

$658,472

Further information regarding FHLB advances, repurchase agreements and Bank Term Funding Program (“BTFB”) borrowings is summarized as follows (in thousands):

	December 31,
	2025	2024	2025	2024	2025	2024
	FHLB Advances		Repurchase Agreements		BTFP Borrowings
Average balance during year	$730,203	$706,473	$—	$9,699	$—	$259,031
Maximum outstanding at any month end	$893,826	$783,553	$—	$25,000	$—	$374,500
Weighted average interest rate at end of year	3.85%	3.47%	—%	—%	—%	—%
Weighted average interest rate during year	4.04%	3.55%	—%	2.46%	—%	4.83%
FHLB advances are secured by a blanket lien on unencumbered securities and the Company’s FHLB capital stock. All FHLB advances have fixed rates
The Company had no repurchase agreements or BTFP borrowings at December 31, 2025 or 2024.
The BTFP was established by the Board of Governors of the Federal Reserve System. The BTFP was created in March 2023 in response to industry events to provide banks with additional liquidity via a secured line of credit collateralized by eligible pledged securities. In January 2024, the Company borrowed $300 million from the Federal Reserve Bank through the BTFP program at favorable terms and conditions and invested the proceeds at higher rates. These borrowings were repaid in full as of December 31, 2024. The BTFP ceased providing borrowings in March 2024.
The Company has the ability to obtain additional funding from the FHLB and Federal Reserve Bank discount window of approximately $1.83 billion, utilizing unencumbered and unpledged securities of $727.1 million and multifamily loans of $1.10 billion at December 31, 2025. The Company expects to have sufficient funds available to meet current commitments in the normal course of business.